Capital and reserves - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares
GHI Ordinary Shares
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Ordinary shares, voting rights	one
GHI Ordinary Shares | GHL [Member]
Disclosure of reserves within equity [line items]
Conversion Ratio Common Stock	1.3032888
GHI Convertible Redeemable Preference Shares
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Preferred stock, dividend rate, percentage	8.00%
Preferred stock, voting rights	one
Preferred stock, Interest rate	6.00%
GHL A Ordinary Shares
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Stockholders' equity note, stock split, exchange ratio	1.3032888
Ordinary shares, voting rights	one
GHL B Ordinary Shares
Disclosure of reserves within equity [line items]
Par value per share	$ 0.000001
Stockholders' equity note, stock split, exchange ratio	1.3032888
Stockholders' equity note, stock split	one
Ordinary shares, voting rights	forty-five
Exchange Of GHI Shares For GHL Shares As Part Of Reverse Recapitalization [Member]
Disclosure of reserves within equity [line items]
Conversion Ratio Common Stock	1.3032888